(23) EQUITY (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfEquityLineItems [Line Items]
Current assets	R$ 9,402,316	R$ 9,581,211
Cash and cash equivalents	1,891,457	3,249,642	R$ 6,164,997	R$ 5,682,802
Noncurrent assets	32,809,214	31,701,702
Current liabilities	8,415,132	11,378,688
Noncurrent liabilities	21,264,015	18,717,880
Equity	12,532,383	11,186,344	10,372,668	R$ 10,130,140
Attributable to owners of the Company	10,262,749	8,961,528
Net operating revenue	28,136,627	26,744,905	19,112,089
Depreciation and amortization	(1,594,064)	(1,529,052)	(1,291,166)
Attributable to owners of the Company	2,058,040	1,179,750	900,885
CERAN [Member]
DisclosureOfEquityLineItems [Line Items]
Current assets	80,367	110,566
Cash and cash equivalents	32,729	37,043
Noncurrent assets	799,390	848,445
Current liabilities	246,482	198,624
Borrowings and debentures	106,555	105,844
Other financial liabilities	13,406	12,360
Noncurrent liabilities	414,852	514,583
Borrowings and debentures	316,581	422,166
Other financial liabilities	89,965	83,766
Equity	218,423	245,804
Attributable to owners of the Company	218,423	245,804
Attributable to noncontrolling interests	0	0
Net operating revenue	333,289	321,743	301,179
Operational costs and expenses	(95,321)	(103,671)	(67,242)
Depreciation and amortization	(41,378)	(45,212)	(48,082)
Interest income	6,191	30,489	28,232
Interest expense	(53,629)	(40,202)	(36,485)
Income tax expense	(48,239)	(54,099)	(55,596)
Profit (loss) for the year	99,230	108,427	110,345
Attributable to owners of the Company	99,230	108,427	110,345
Attributable to noncontrolling interests	0	0	0
CPFL Renovaveis [Member]
DisclosureOfEquityLineItems [Line Items]
Current assets	1,330,819	1,623,645
Cash and cash equivalents	876,571	950,215
Noncurrent assets	10,845,036	11,232,357
Current liabilities	1,396,120	1,957,000
Borrowings and debentures	819,993	1,259,105
Other financial liabilities	7,671	7,258
Noncurrent liabilities	6,528,563	6,760,025
Borrowings and debentures	4,738,841	5,251,704
Other financial liabilities	0	0
Equity	4,251,172	4,138,977
Attributable to owners of the Company	4,147,795	4,032,448
Attributable to noncontrolling interests	103,377	106,529
Net operating revenue	1,936,319	1,959,084	1,646,589
Operational costs and expenses	(727,557)	(737,472)	(653,459)
Depreciation and amortization	(623,106)	(617,017)	(553,169)
Interest income	93,076	126,041	112,389
Interest expense	(517,403)	(648,571)	(591,626)
Income tax expense	37,276	(74,125)	(46,311)
Profit (loss) for the year	118,805	196,445	(143,706)
Attributable to owners of the Company	109,264	11,484	(151,900)
Attributable to noncontrolling interests	9,542	8,162	8,195
Paulista Lajeado [Member]
DisclosureOfEquityLineItems [Line Items]
Current assets	15,499	48,037
Cash and cash equivalents	5,687	24,086
Noncurrent assets	144,863	120,677
Current liabilities	33,883	42,525
Borrowings and debentures	0	36,453
Other financial liabilities	282	264
Noncurrent liabilities	1,033	258
Borrowings and debentures	0	0
Other financial liabilities	0	0
Equity	125,446	125,931
Attributable to owners of the Company	125,446	125,931
Attributable to noncontrolling interests	0	0
Net operating revenue	52,510	38,278	30,820
Operational costs and expenses	(26,115)	(10,566)	(27,404)
Depreciation and amortization	(4)	(4)	(3)
Interest income	691	2,089	2,728
Interest expense	(614)	(4,050)	(1,383)
Income tax expense	(3,145)	(2,911)	(1,137)
Profit (loss) for the year	26,838	29,006	12,134
Attributable to owners of the Company	26,838	29,006	12,134
Attributable to noncontrolling interests	R$ 0	R$ 0	R$ 0